RECENT ACCOUNTING DEVELOPMENTS	3 Months Ended
Mar. 31, 2021
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING DEVELOPMENTS

NOTE 15 RECENT ACCOUNTING DEVELOPMENTS:

The following is a summary of recent authoritative announcements:

In June 2016, per ASU No. 2016-13, ‘Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,’ the Financial Accounting Standards Board (the FASB) issued guidance to change the accounting for credit losses and modify the impairment model for certain debt securities. Subsequently, per ASU No. 2019-10, implementation for the Company is delayed until reporting periods beginning after December 15, 2022. Early adoption is permitted for all organizations for periods beginning after December 15, 2018. The Company is currently evaluating the effect that implementation of the new standard will have on its financial position, results of operations, and cash flows.

In May 2019, the FASB issued targeted transition relief for entities which irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the amendments to the transition guidance for ASU 2016-13 will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Subsequently, per ASU No. 2019-10, implementation for the Company is delayed until reporting periods beginning after December 15, 2021. The Company is currently in the process of evaluating the impact of adoption of this guidance on its financial statements.

In November 2019, the FASB released ASU 2019-10, ‘Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842),’ in which the FASB shared a new philosophy to extend and simplify how effective dates for certain major Updates would be staggered between larger public companies (bucket one) and all other entities (bucket two). A major Update would first be effective for bucket-one entities. For bucket-two entities, including the Company, it is anticipated that the FASB will consider requiring an effective date staggered at least two years after bucket one for major Updates. Generally, it is expected that early application would continue to be allowed for all entities. The Company is considered a bucket-two entity due to its eligibility to be a smaller reporting company, per the Securities and Exchange Commission (the SEC). This Update applies to ASU 2016-13, as discussed above, ASU 2017-12, which does not apply to the Company, and ASU 2016-02, which the Company has already early-adopted.

In December 2019, the FASB released ASU 2019-12, ‘Income Taxes (Topic 740),’ which simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, improve consistent application, and simplify GAAP for other areas of Topic 740. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company does not expect these amendments to have a material effect on its financial statements.

In January 2020, the FASB released ASU 2020-01, ‘Investments – Equity Securities (Topic 321), Investments – Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815),’ which clarify certain interactions between the guidance to account for certain equity securities under Topic 321, 323 and 815, and improve current GAAP by reducing diversity in practice and increasing comparability of accounting. The amendments in this Update are effective for the Company for fiscal years beginning after December 31, 2021, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect these amendments to have a material effect on its financial statements.

In March 2020, the FASB released ASU 2020-03, ‘Codification Improvements to Financial Instruments,’ as part of its ongoing project for improving the Codification or correcting its unintended application. This Update is being issued to increase stakeholder awareness of these amendments. These amendments affect Fair Value Option Disclosures, Applicability of Portfolio Exception in Topic 820 to Nonfinancial Items, Disclosures for Depository and Lending Institutions, Cross-Reference to Line-of-Credit or Revolving-Debt Arrangements Guidance in Subtopic 470-50, Cross-Reference to Net Asset Value Practical Expedient in Subtopic 820-10, Interaction of Topic 842 and Topic 326, and Interaction of Topic 326 and Subtopic 860-20. The amendments in this update are effective immediately. The Company does not expect these amendments to have a material effect on its financial statements.

In March 2020, the FASB released ASU 2020-04, ‘Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting,’ which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The amendments in this Update are elective and apply to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in the Update are effective for the Company as of March 12, 2020 through December 31, 2022. The Company is currently in the process of evaluating the impact of adoption of this guidance, but does not expect this amendment to have a material impact on its financial statements.

In August 2020, the FASB released ASU 2020-06, ‘Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,’ which reduces the number of accounting models for convertible debt instruments and convertible preferred stock. The Board concluded that eliminating certain accounting models simplifies the accounting for convertible instruments, reduces complexity for preparers and practitioners, and improves the decision usefulness and relevance of the information provided to financial statement users. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company does not expect these amendments to have a material effect on its financial statements.

In January 2021, the FASB released ASU 2021-01, ‘Reference Rate Reform (Topic 848),’ which clarifies that certain optional expedients and exceptions in topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition related to reference rate reform. The amendments in this Update are effective immediately for all entities. An entity may elect to apply the amendments in the Update on a full retrospective basis as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or on a prospective basis to new modifications from any date within an interim period that includes or is subsequent to the date of the issuance of a final Update, up to the date that financial statements are available to be issued. The Company does not expect this amendment to have a material effect on its financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.